Consolidated Balance Sheet - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Current assets:
Cash and cash equivalents	$ 1,518,963	$ 175,041
Marketable securities		13,944
Accounts receivable, net	23,765
Inventory	941,046	119,743
Deposits and advances	1,684,637	918,724
Total current assets	4,168,411	1,227,452
Property, plant and equipment, net	378,989	135,823
Non-Marketable securities
Deferred tax assets
Operating lease asset	188,019	222,884
Total long-term assets	567,008	358,707
Total assets	4,735,419	1,586,159
Current liabilities:
Accounts payable	165,106	952,340
Accrued liabilities and others	132,740	165,055
Borrowings		77,962
Total current liabilities	297,846	1,195,357
Long-term loans
Other liabilities	166,740	498,426
Total non-current liabilities	166,740	498,426
Total liabilities	464,586	1,693,783
Commitments and Contingencies – See Note 11
Stockholders’ equity:
Additional paid-in capital	44,314,520	11,651,437
Profit on Consolidation	87,756	87,756
Non Controlling Interest	(118,650)	(69,338)
Other Comprehensive income	19,945	54,295
Accumulated deficit	(47,254,686)	(12,247,059)
Total stockholders’ equity	4,270,833	(107,624)
Total liabilities and stockholders’ equity	4,735,419	1,586,159
Common Stock [Member]
Stockholders’ equity:
Common stock, value	7,221,948	415,281
Common Class A [Member]
Stockholders’ equity:
Common stock, value		$ 4